Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands																									1 Months Ended						3 Months Ended										6 Months Ended	12 Months Ended
	Feb. 28, 2023	Oct. 17, 2022	Oct. 12, 2022	Sep. 09, 2022	Aug. 04, 2022	Jul. 11, 2022	Jul. 01, 2022	May 31, 2022	May 17, 2022	Mar. 15, 2022	Mar. 03, 2022	Mar. 03, 2022	Feb. 19, 2022	Feb. 18, 2022	Feb. 01, 2022	Jan. 28, 2022	Dec. 23, 2021	Sep. 13, 2021	Sep. 13, 2021	Aug. 21, 2021	Feb. 19, 2021	Feb. 12, 2021	Feb. 11, 2021	Feb. 11, 2021	Oct. 18, 2022	Oct. 17, 2022	Feb. 19, 2022	Jan. 28, 2022	Feb. 16, 2021	Jan. 24, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023	Oct. 31, 2022
Common Stock (Details) [Line Items]
Shares issued		83,682																														1,547,234		111,585	35,062	57,472		11,696		11,919
Outstanding balance amount (in Dollars)																																		$ 1,300	$ 500	$ 1,500
Shares issued for cash / offering (in Dollars)																															$ 5,417
Common shares issued for cashless stock options exercised																																											277,000
Equity interest issued (in Dollars)																																										$ 1,403
Shares issued in asset acquisition (in Dollars)																																										$ 429
Stock issued during the period, restricted stock award																																							62,308
Stock withheld for employee tax obligation																																							12,292
Common stock, par value (in Dollars per share)		$ 4.78																								$ 4.78					$ 0.001		$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Restricted stock grants forfeited																																					2,038	4,500
Aggregate shares called by warrants																657,402												657,402
Shares issued due to exercise of warrants																184,153												184,153
Awards forfeited in period																																									9,273
Common shares issued for extinguishment of debt (in Dollars)																															$ 2,020	$ 1,426				1,500						$ 3,650	$ 2,500
Number of shares sold under offering																							40,000
Pre-funded warrants per share (in Dollars per share)																															$ 6,400,000										$ 6,400,000			$ 2,300,000
Additional Paid-in Capital [Member]
Common Stock (Details) [Line Items]
Outstanding balance amount (in Dollars)																																1,400						$ 1,000		$ 1,500
Shares issued for cash / offering (in Dollars)																															$ 5,397
Common shares issued for extinguishment of debt (in Dollars)																															$ 2,013	$ 1,425				$ 1,500						$ 3,650	$ 2,500
Common Stock [Member]
Common Stock (Details) [Line Items]
Shares issued																															7,349,420	1,547,234				57,472						287,802	23,615
Shares of common stock			52,513
Shares issued for cash / offering (in Dollars)																															$ 20
Common shares issued for cashless stock options exercised																																			35,062								73
Issuance of shares from acquisition																																				144,986						144,986	117,995
Stock issued during the period, restricted stock award																																											62,308
Stock withheld for employee tax obligation																																				(12,802)						(12,802)
Series 7 Preferred Stock converted to common stock																																						101,334
Common shares issued for extinguishment of debt (in Dollars)																															$ 7	$ 1
Warrant [Member]
Common Stock (Details) [Line Items]
Number of shares sold under offering																									3,846,153
Exercise shares																									930,990
Pre-funded warrants per share (in Dollars per share)																									$ 0.001
March 2020 Note Purchase Agreement and Promissory Note [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt (in Dollars)																										$ 400
March 2020 Note Purchase Agreement and Promissory Note [Member] | Common Stock [Member]
Common Stock (Details) [Line Items]
Shares issued																										83,682
Exchange Agreement [Member]
Common Stock (Details) [Line Items]
Shares issued				19,871	25,691	33,949	32,074	19,806	15,256	28,698				12,885	15,889									11,919
Common stock, par value (in Dollars per share)				$ 10.07	$ 11.68	$ 11.78	$ 10.91	$ 12.75	$ 16.5	$ 22.65				$ 27.17	$ 31.47								$ 125.85	$ 125.85
Exchange Agreement [Member] | Streeterville Capital, LLC [Member]
Common Stock (Details) [Line Items]
Shares issued																															7,349,420	935,976
Outstanding balance amount (in Dollars)																															$ 2,000
Exchange Agreement [Member] | Streeterville Capital, LLC [Member] | Minimum [Member]
Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)																															$ 0.195	$ 0.37									0.195
Exchange Agreement [Member] | Streeterville Capital, LLC [Member] | Maximum [Member]
Common Stock (Details) [Line Items]
Common stock, par value (in Dollars per share)																															$ 0.3966	$ 0.915									0.3966
Existing Warrants [Member]
Common Stock (Details) [Line Items]
Aggregate shares called by warrants																52,513												52,513
Pre-Funded Warrants [Member]
Common Stock (Details) [Line Items]
Shares of common stock																																	930,990
Pre-Funded Warrants [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Exercise shares																																	930,990									930,990			930,990
Pre-funded warrants per share (in Dollars per share)																																	$ 0.001									$ 0.001			$ 0.001
March 2022 Warrants [Member]
Common Stock (Details) [Line Items]
Shares issued	751,867
Shares of common stock	248,124																															324,918
September 2021 Warrants [Member]
Common Stock (Details) [Line Items]
Shares issued	232,675
Shares of common stock	76,794																															324,918
Visualix Asset Purchase Agreement [Member]
Common Stock (Details) [Line Items]
Issuance of shares from acquisition																																							4,928
Shares issued in asset acquisition (in Dollars)																																							$ 400
Registered Direct Offering [Member]
Common Stock (Details) [Line Items]
Shares of common stock																						93,334							40,000	77,334										210,668
Shares issued for cash / offering (in Dollars)																																								$ 74,100
Aggregate shares called by warrants																									3,846,153
Number of shares sold under offering																									253,112
Combined offering price (in Dollars per share)																									$ 5.85
Registered Direct Offering [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Shares of common stock																						93,334			253,112				40,000	77,334
Common stock, par value (in Dollars per share)																						$ 0.001								$ 0.001
Number of shares sold under offering																		626,667
Pre-funded warrants per share (in Dollars per share)																									$ 0.001							$ 0.001
Registered Direct Offering [Member] | Minimum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)																																								$ 116.25
Registered Direct Offering [Member] | Maximum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)																																								$ 150.75
Registered Direct Offering [Member] | Pre-Funded Warrants [Member]
Common Stock (Details) [Line Items]
Shares of common stock																																1,380,000
Registered Direct Offering [Member] | Pre-Funded Warrants [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Exercise shares																																1,380,000
ATM [Member]
Common Stock (Details) [Line Items]
Shares of common stock																															19,326,522	9,655,207
Gross proceeds (in Dollars)																															$ 5,600	$ 15,400
Net proceeds (in Dollars)																															$ 5,400	$ 15,000
ATM [Member] | Minimum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)																															$ 0.200034	$ 1.15									0.200034
ATM [Member] | Maximum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)																															$ 0.54	$ 1.86									$ 0.54
Series 7 Convertible Preferred Stock [Member]
Common Stock (Details) [Line Items]
Series 7 Preferred Stock converted to common stock																																						9,500					9,500
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Common Stock (Details) [Line Items]
Number of shares sold under offering																		58,750
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Number of shares sold under offering																			626,667
Stock options [Member]
Common Stock (Details) [Line Items]
Common shares issued for cashless stock options exercised																																							6	67
2020 Pre-Funded Warrant [Member]
Common Stock (Details) [Line Items]
Shares of common stock																																								420,071
Proceeds from issuance or sale of equity (in Dollars)																																								$ 3,700
Restricted Stock [Member]
Common Stock (Details) [Line Items]
Awards forfeited in period													12,802				2,037			4,500	12,291						12,802
Game Your Game [Member]
Common Stock (Details) [Line Items]
Equity interest issued																																							15,722			15,721
Equity interest issued (in Dollars)																																							$ 1,400
Game Your Game [Member] | Common Stock [Member]
Common Stock (Details) [Line Items]
Issuance of shares from acquisition																																											15,722
CxApp [Member]
Common Stock (Details) [Line Items]
Shares of common stock											144,986	144,986
Equity interest issued																																							117,995
Equity interest issued (in Dollars)																																							$ 10,000